UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-735-9500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST
E.I.I. Realty Securities Fund
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Fair Value

COMMON STOCK - 1.1%

Hotels & Lodging - 1.1%
Hilton Worldwide Holdings, Inc.	10,000	$ 229,300
Total Hotels & Lodging (Cost $234,014)
Total Common Stock (Cost $234,014)		229,300

REAL ESTATE INVESTMENT TRUSTS (REITS) - 95.4%

Apartments - 15.2%
American Campus Communities, Inc.	7,800	396,786
Camden Property Trust	11,700	253,188
Equity Residential	15,600	1,003,548
Essex Property Trust, Inc.	3,000	668,100
Post Properties, Inc.	12,900	853,077
Total Apartments (Cost $2,845,610)		3,174,699

Diversified - 15.0%
Digital Realty Trust, Inc.	4,100	398,192
Equinix, Inc.	2,100	756,525
Forest City Realty Trust, Inc.	22,300	515,799
Liberty Property Trust	23,000	928,050
PS Business Parks, Inc.	4,700	533,779
Total Diversified (Cost $3,053,014)		3,132,345

Healthcare - 11.4%
Care Capital Properties, Inc.	18,300	521,550
Ventas, Inc.	15,450	1,091,234
Welltower, Inc.	10,300	770,131
Total Healthcare (Cost $1,938,193)		2,382,915

Hotels & Lodging - 2.6%
DiamondRock Hospitality Co.	59,900	545,090
Total Hotels & Lodging (Cost $577,075)		545,090

Manufactured Homes - 1.9%
Sun Communities, Inc.	5,000	392,400
Total Manufactured Homes (Cost $378,567)		392,400

Office Property - 13.0%
Equity Commonwealth *	21,100	637,642
Hudson Pacific Properties, Inc.	20,200	663,974
Kilroy Realty Corp.	6,000	416,100
SL Green Realty Corp.	9,100	983,710
Total Office Property (Cost $2,490,036)		2,701,426

Regional Malls - 11.8%
General Growth Properties, Inc.	37,500	1,035,000
Simon Property Group, Inc.	6,900	1,428,369
Total Regional Malls (Cost $1,367,403)		2,463,369

Shopping Centers - 8.9%
Acadia Realty Trust	17,700	641,448
Equity One, Inc.	14,245	436,039
Retail Properties of America, Inc.	45,900	771,120
Total Shopping Centers (Cost $1,660,589)		1,848,607

Single Tenant - 8.3%
Spirit Realty Capital, Inc.	66,500	886,445
STORE Capital Corp.	28,800	848,736
Total Single Tenant (Cost $1,459,581)		1,735,181

E.I.I. REALTY SECURITIES TRUST
E.I.I. Realty Securities Fund
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Fair Value

Storage - 7.3%
CubeSmart	19,200	$ 523,392
Extra Space Storage, Inc.	12,600	1,000,566
Total Storage (Cost $1,643,760)		1,523,958
Total Real Estate Investment Trusts (REITS) (Cost $17,413,828)		19,899,990

SHORT-TERM INVESTMENTS (UNITED STATES) - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.14% *	644,406	644,406
Total Short-Term Investments (United States) (Cost $644,406)		644,406

Total Investments - 99.6% (Cost $18,292,248)		$ 20,773,696
Other Assets In Excess of Liabilities - 0.4%		81,517
Net Assets - 100.0%		$ 20,855,213

* Denotes non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

E.I.I. REALTY SECURITIES TRUST
E.I.I. International Property Fund
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Fair Value

COMMON STOCK - 38.3%

Finland - 0.8%
Citycon OYJ	41,300	$ 105,130
Total Finland (Cost $97,251)		105,130

Germany - 9.1%
Deutsche Wohnen AG	9,600	348,922
TLG Immobilien AG	14,900	336,349
Vonovia SE	13,610	515,309
Total Germany (Cost $988,424)		1,200,580

Hong Kong - 9.1%
China Overseas Land & Investment Ltd.	109,656	375,670
China Resources Land Ltd.	31,700	89,395
Sun Hung Kai Properties Ltd.	48,811	743,896
Total Hong Kong (Cost $1,242,552)		1,208,961

Japan - 11.9%
Mitsubishi Estate Co., Ltd.	31,700	594,289
Mitsui Fudosan Co., Ltd.	23,700	504,637
Nomura Real Estate Holdings, Inc.	3,800	64,117
Sumitomo Realty & Development Co., Ltd.	16,200	419,705
Total Japan (Cost $2,341,076)		1,582,748

Singapore - 1.0%
Hongkong Land Holdings Ltd.	18,800	133,480
Total Singapore (Cost $130,255)		133,480

South Korea - 1.1%
Shinsegae Co., Ltd.	900	148,506
Total South Korea (Cost $179,796)		148,506

Sweden - 2.5%
Castellum AB	3,500	52,426
Fabege AB	15,000	273,465
Total Sweden (Cost $271,342)		325,891

United Kingdom - 2.8%
Grainger PLC	66,300	197,650
UNITE Group PLC	21,100	173,528
Total United Kingdom (Cost $422,556)		371,178
Total Common Stock (Cost $5,673,252)		5,076,474

REAL ESTATE INVESTMENT TRUSTS (REITS) - 56.1%

Australia - 16.3%
Dexus Property Group	38,800	272,832
Scentre Group	182,400	657,619
Stockland	136,423	497,938
Vicinity Centres	39,200	95,366
Westfield Corp.	85,095	634,507
Total Australia (Cost $2,097,271)		2,158,262

Canada - 6.1%
Allied Properties Real Estate Investment Trust	10,479	300,963
RioCan Real Estate Investment Trust	24,335	504,896
Total Canada (Cost $2,097,271)		805,859

E.I.I. REALTY SECURITIES TRUST
E.I.I. International Property Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2016
		Shares	Fair Value

France - 3.8%
Gecina SA		1,600	$ 251,576
Klepierre		5,681	260,376
Total France (Cost $707,426)			511,952

Hong Kong - 4.6%
Link REIT		82,100	605,778
Total Hong Kong (Cost $458,296)			605,778

Ireland - 1.0%
Green REIT PLC		78,800	128,797
Total Ireland (Cost $134,595)			128,797

Japan - 10.2%
Activia Properties, Inc.		64	341,145
Advance Residence Investment Corp.		23	65,225
Invincible Investment Corp.		95	53,156
Japan Real Estate Investment Corp.		72	430,153
Nippon Building Fund, Inc.		73	461,982
Total Japan (Cost $1,363,463)			1,351,661

Netherlands - 4.4%
Eurocommercial Properties NV		3,500	158,134
Unibail-Rodamco SE		1,600	431,367
Total Netherlands (Cost $567,415)			589,501

Singapore - 3.4%
CapitaLand Commercial Trust Ltd.		111,800	130,926
Frasers Logistics & Industrial Trust		437,200	318,995
Total Singapore (Cost $403,115)			449,921

Spain - 1.3%
Merlin Properties Socimi SA		14,861	175,873
Total Spain (Cost $186,793)			175,873

United Kingdom - 5.0%
Great Portland Estates PLC		31,061	255,324
Land Securities Group PLC		12,500	171,787
Segro PLC		31,000	182,630
Workspace Group PLC		5,800	52,473
Total United Kingdom (Cost $788,453)			662,214
Total Real Estate Investment Trusts (REITS) (Cost $7,170,707)			7,439,818

SHORT-TERM INVESTMENTS (UNITED STATES) - 5.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.14% **		681,181	681,181
Total Short Term Investment (United States) (Cost $681,181)			681,181

Total Investments - 99.6% (Cost $13,525,140)			$ 13,197,473
Other Assets in Excess of Liabilities - 0.4%			56,757
Net Assets - 100.0%			$ 13,254,230

Sector Diversification	% of Net Assets	Fair Value
Real Estate	93.29%	$ 12,367,786
Consumer Cyclicals	1.13%	148,506
Short-Term Investments	5.15%	681,181
Total Investments	99.57%	13,197,473
Other Assets in Excess of Liabilities	0.43%	56,757
Net Assets	100.00%	$ 13,254,230

** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited)
September 30, 2016
	Shares	Fair Value

COMMON STOCK - 18.9%

Finland - 0.5%
Citycon OYJ	40,500	$ 103,093
Total Finland (Cost $96,981)		103,093

Germany - 4.4%
Deutsche Wohnen AG	8,400	305,306
TLG Immobilien AG	11,500	259,598
Vonovia SE	9,180	347,578
Total Germany (Cost $735,977)		912,482

Hong Kong - 4.2%
China Overseas Land & Investment Ltd.	94,000	322,035
Sun Hung Kai Properties Ltd.	35,300	537,984
Total Hong Kong (Cost $764,555)		860,019

Japan - 7.1%
Mitsubishi Estate Co., Ltd.	24,500	459,309
Mitsui Fudosan Co., Ltd.	24,800	528,059
Nomura Real Estate Holdings, Inc.	3,900	65,804
Sumitomo Realty & Development Co., Ltd.	16,100	417,114
Total Japan (Cost $1,545,636)		1,470,286

South Korea - 0.3%
Shinsegae Co., Ltd.	400	66,003
Total South Korea (Cost $79,953)		66,003

Sweden - 1.1%
Fabege AB	12,000	218,772
Total Sweden (Cost $168,682)		218,772

United Kingdom - 1.3%
Grainger PLC	54,800	163,367
UNITE Group PLC	12,800	105,268
Total United Kingdom (Cost $282,954)		268,635
Total Common Stock (Cost $3,674,738)		3,899,290

REAL ESTATE INVESTMENT TRUSTS (REITS) - 79.9%

Australia - 8.7%
Dexus Property Group	31,500	221,500
Scentre Group	148,100	533,955
Stockland	134,853	492,207
Westfield Corp	71,797	535,351
Total Australia (Cost $1,592,528)		1,783,013

Canada - 2.8%
RioCan Real Estate Investment Trust	28,208	585,252
Total Canada (Cost $601,640)		585,252

France - 2.3%
Gecina SA	1,300	204,406
Klepierre	5,646	258,772
Total France (Cost $357,598)		463,178

Hong Kong - 2.6%
Link REIT	72,200	532,730
Total Hong Kong (Cost $416,339)		532,730

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2016
	Shares	Fair Value

Ireland - 0.5%
Green REIT PLC	65,400	$ 106,895
Total Ireland (Cost $106,446)		106,895

Japan - 4.8%
Activia Properties, Inc.	39	207,885
Japan Real Estate Investment Corp.	65	388,332
Nippon Building Fund, Inc.	63	398,697
Total Japan (Cost $1,005,206)		994,914

Netherlands - 1.3%
Eurocommercial Properties NV	2,400	108,435
Unibail-Rodamco SE	600	161,763
Total Netherlands (Cost $253,734)		270,198

Singapore - 1.5%
CapitaLand Commercial Trust Ltd.	54,100	63,355
Frasers Logistics & Industrial Trust	321,000	234,212
Total Singapore (Cost $264,679)		297,567

Spain - 0.8%
Merlin Properties Socimi SA	14,321	169,482
Total Spain (Cost $153,397)		169,482

United Kingdom - 2.4%
Great Portland Estates PLC	15,220	125,109
Land Securities Group PLC	6,100	83,832
Segro PLC	38,900	229,171
Workspace Group PLC	4,900	44,331
Total United Kingdom (Cost $442,321)		482,443

United States - 52.2%
Acadia Realty Trust	12,000	434,880
Care Capital Properties, Inc.	10,300	293,550
Chesapeake Lodging Trust	7,100	162,590
CubeSmart	7,500	204,450
DiamondRock Hospitality Co.	37,500	341,250
Equity Commonwealth	10,100	305,222
Equity One, Inc.	7,400	226,514
Equity Residential	10,300	662,599
Essex Property Trust, Inc.	2,600	579,020
Extra Space Storage, Inc.	5,500	436,755
General Growth Properties, Inc.	22,100	609,960
Hudson Pacific Properties, Inc.	9,000	295,830
Kilroy Realty Corp.	6,100	423,035
Liberty Property Trust	14,500	585,075
Mid-America Apartment Communities, Inc.	2,500	234,975
Post Properties, Inc.	4,700	310,811
Prologis, Inc.	4,007	214,535
Public Storage	1,600	357,024
Retail Properties of America, Inc.	31,300	525,840
Simon Property Group, Inc.	4,257	881,242
SL Green Realty Corp.	5,000	540,500
Spirit Realty Capital, Inc.	27,000	359,910
STORE Capital Corp.	11,200	330,064
Sun Communities, Inc.	3,100	243,288
Ventas, Inc.	6,800	480,284
Welltower, Inc.	9,500	710,315
Total United States (Cost $9,419,029)		10,749,518
Total Real Estate Investment Trusts (REITS) (Cost $14,612,917)		16,435,190

E.I.I. REALTY SECURITIES TRUST
E.I.I. Global Property Fund
Schedule of Investments (Unaudited) (Continued)
September 30, 2016
		Shares	Fair Value

SHORT-TERM INVESTMENTS (UNITED STATES) - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.14% **		224,334	$ 224,334
Total Short Term Invesmtent (United States) (Cost $224,334)			224,334

Total Investments - 99.9% (Cost $18,511,989)			$ 20,558,814
Other Assets In Excess of Liabilities - 0.1%			13,540
Net Assets - 100.0%			$ 20,572,354

Sector Diversification	% of Net Assets	Fair Value
Real Estate	98.52%	$ 20,268,477
Consumer Cyclicals	0.32%	66,003
Short-Term Investments	1.09%	224,334
Total Investments	99.93%	20,558,814
Other Assets in Excess of Liabilities	0.07%	13,540
Net Assets	100.00%	$ 20,572,354

** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited)
September 30, 2016
A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the NewYork Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated day to day fair valuation of each Fund’s portfolio securities to the Adviser/Administrator using methods approved by the Fund’s Board. Gemini Fund Services, LLC, which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities consistent with the Board approved methods. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

FairValue Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2016:

E.I.I. REALTY SECURITES FUND	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities *	$ 20,773,696	$ -	$ -	$ 20,773,696
Total	$ 20,773,696	$ -	$ -	$ 20,773,696

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited) (Continued)
September 30, 2016
E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Finland	$ 105,130	$ 105,130	$ -	$ -
Germany	1,200,580	1,200,580	-	-
Hong Kong	1,208,961	-	1,208,961	-
Japan	1,582,748	-	1,582,748	-
Singapore	133,480	133,480	-	-
South Korea	148,506	-	148,506	-
Sweden	325,891	325,891	-	-
United Kingdom	371,178	371,178	-	-
Real Estate Investment Trusts:
Australia	2,158,262	-	2,158,262	-
Canada	805,859	805,859	-	-
France	511,952	260,376	251,576	-
Hong Kong	605,778	-	605,778	-
Ireland	128,797	128,797	-	-
Japan	1,351,661	-	1,351,661	-
Netherlands	589,501	589,501	-	-
Singapore	449,921	318,995	130,926	-
Spain	175,873	175,873	-	-
United Kingdom	662,214	52,473	609,741	-
Short-Term Investments	681,181	681,181	-	-
Total	$ 13,197,473	$ 5,149,314	$ 8,048,159	$ -

E.I.I. GLOBAL PROPERTY FUND	Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Finland	$ 103,093	$ 103,093	$ -	$ -
Germany	912,482	912,482	-	-
Hong Kong	860,019	-	860,019	-
Japan	1,470,286	-	1,470,286	-
South Korea	66,003	-	66,003	-
Sweden	218,772	218,772	-	-
United Kingdom	268,635	268,635	-	-
Real Estate Investment Trusts:
Australia	1,783,013	-	1,783,013	-
Canada	585,252	585,252	-	-
France	463,178	258,772	204,406	-
Hong Kong	532,730	-	532,730	-
Ireland	106,895	106,895	-	-
Japan	994,914	-	994,914	-
Netherlands	270,198	270,198	-	-
Singapore	297,567	234,212	63,355	-
Spain	169,482	169,482	-	-
United Kingdom	482,443	44,331	438,112	-
United States	10,749,518	10,749,518	-	-
Short-Term Investments	224,334	224,334	-	-
Total	$ 20,558,814	$ 14,145,976	$ 6,412,838	$ -

* See Schedule of Investments for industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. Of the level 2 investments presented above, equity investments amounting to $3,557,144 and $2,322,016 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

E.I.I. REALTY SECURITIES TRUST
Notes to the Quarterly Schedule of Investments (Unaudited) (Continued)
September 30, 2016

Foreign Currency Translation - Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2016 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$ 18,373,767	$ 2,601,794	$ (201,865)	$ 2,399,929
E.I.I. International Property Fund	14,219,713	102,239	(1,124,479)	(1,022,240)
E.I.I. Global Property Fund	19,267,699	1,594,241	(303,126)	1,291,115

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EII Realty Securities Trust

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Richard J. Adler

 Richard J. Adler, Chief Executive Officer

 (principal executive officer)

Date   11/21/2016

By (Signature and Title)*    /s/ Michael J. Meagher

 Michael J. Meagher, Treasurer

 (principal financial officer)

Date   11/21/2016

.